Interest and Investment Income, Net - Summary of Interest and Investment Income, Net (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Investment Income Interest And Dividend [Abstract]
Unrealized investment income of short-term investments	¥ 17,213,203	$ 2,701,127	¥ 45,478,742
Realized investment income of short-term investments	113,179,422	17,760,321	35,892,481	¥ 4,108,597
Unrealized investment income of long-term investments	(24,635,329)	(3,865,821)	4,472,410
Interest income	27,634,511	4,336,458	27,405,264	44,117,299
Income from the repurchase of convertible senior notes	12,046,522	1,890,362	622,109,001
Interest expense of convertible senior notes	(15,982,460)	(2,507,997)	(27,107,232)	(23,934,289)
Net investment income	¥ 129,455,869	$ 20,314,450	¥ 708,250,666	¥ 24,291,607